Income Taxes - Components of Net Deferred Tax Liability (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Depreciation and amortization	$ 2,631	$ 2,646
Lease financings	569	761
Securities valuation	156	230
Pension obligation	155	117
Equity investments	113	115
Employee benefits	(470)	(616)
Reserves not deducted for tax	(274)	(536)
Credit losses on loans	(102)	(113)
Other assets	(109)	(99)
Other liabilities	110	277
Net deferred tax liability	$ 2,779	$ 2,782